Securities Act Registration No. 333- 171479

Investment Company Act Registration No. 811- 22512

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.

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Post-Effective Amendment No. 2

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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐

Amendment No. 4

☒

(Check appropriate box or boxes.)

Variable Insurance Trust

 (Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, Nebraska 68130

 (Address of Principal Executive Offices)                (Zip Code)

Registrant’s Telephone Number, including Area Code:   (402) 895-1600

CT CORPORATION SYSTEM

1300 EAST NINTH STREET

CLEVELAND, OH 44114

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, Ohio 44114-1291

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

o Immediately upon filing pursuant to paragraph (b)

☒ On May 1, 2013 pursuant to paragraph (b)

o 60 days after filing pursuant to paragraph (a)(1)

o On (date) pursuant to paragraph (a)(1)

o 75 days after filing pursuant to paragraph (a)(2)

o On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

o This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Vice Fund Portfolio

PROSPECTUS

MAY 1, 2013

This Prospectus provides important information about the Portfolio that you should know before investing.  Please read it carefully and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

PORTFOLIO SUMMARY-VICE FUND PORTFOLIO

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT

 STRATEGIES AND RELATED RISKS

5

HOW SHARES ARE PRICED

9

HOW TO PURCHASE AND REDEEM SHARES

10

FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES

11

TAX CONSEQUENCES

12

DIVIDENDS AND DISTRIBUTIONS

13

DISTRIBUTION OF SHARES

14

MANAGEMENT OF THE PORTFOLIO

15

VOTING AND MEETINGS

15

FINANCIAL HIGHLIGHTS

16

PRIVACY POLICY

FOR MORE INFORMATION

 PORTFOLIO SUMMARY-VICE FUND PORTFOLIO

Investment Objectives: The Vice Fund Portfolio’s (the “Portfolio”) primary objective is long-term growth of capital.

Fees and Expenses of the Portfolio: This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Vice Fund Portfolio
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses[1]	0.40%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Portfolio Operating Expenses	1.86%
Fee Waiver and/or Expense Reimbursement[2]	(0.10%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.76%

1 The Other Expenses are estimates for the current fiscal year.

2 The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Portfolio until April 30, 2014.  This agreement may be terminated by the Portfolio's Board of Trustees on 60 days’ written notice to the Advisor.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example.  If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% rate of return each year, that you reinvest all dividends and distributions and that the Portfolio’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Vice Fund Portfolio	$179	$575

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher portfolio costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. The portfolio turnover rate of the Portfolio for the period November 16, 2012 (commencement of operations) through to the fiscal year ended December 31, 2012 was 62%.

Principal Investment Strategies

The Portfolio, a non-diversified mutual fund, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as American Depositary Receipts (“ADRs”).

Under normal market conditions, the Portfolio will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of vice industries that includes the alcoholic beverages, tobacco, gaming and defense/aerospace industries.  The Portfolio will concentrate at least 25% of its net assets in this group of vice industries (but no more than 80% of its net assets in any single industry).

The Portfolio will also participate in other strategies in an attempt to generate incremental returns, including short selling of securities and certain options strategies.  Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Portfolio is subject.

For cash management purposes, the Portfolio may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements. Generally, the Portfolio’s cash allocations will increase as the level of market risk increases or decrease as the level of market risk decreases as determined by the Advisor.

Principal Risks of Investing in the Portfolio

As with any mutual fund, there is no guarantee that the Portfolio will achieve its goal. The Portfolio’s returns will vary and you could lose money on your investment in the Portfolio. The following summarizes the principal risks of the Portfolio.

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the risk that you could lose all or portion of your investment in the Portfolio;

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the risk that certain stocks selected for the Portfolio’s portfolio may decline in value more than the overall stock market;

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the risk that investment strategies employed by the Portfolio’s adviser in selecting investments for the Portfolio may not result in an increase in the value of your investment or in overall performance equal to other investments;

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the risk that asset allocation to a particular strategy does not reflect actual market movement or the effect of economic conditions;

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because the Portfolio is non-diversified (meaning that compared to diversified mutual funds, the Portfolio may invest a greater percentage of its assets in a particular issuer), its shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund;

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because the Portfolio will concentrate at least 25% of its net assets in the group of four vice industries identified in this prospectus, the Portfolio may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries;

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the risk of investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure, which could increase the volatility of the Portfolio’s investments;

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the risk that the Portfolio may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;

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the risk that political, social or economic instability in foreign developed markets may cause the value of the Portfolio’s investments in foreign securities to decline;

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currency-rate fluctuations due to political, social or economic instability may cause the value of the Portfolio’s investments to decline;

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the risk of investing in derivatives, specifically call and put options, for hedging purposes and to reduce Portfolio volatility, as well as direct investment; and

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the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Portfolio must pay more for the security than it has received from the purchaser in the short sale.

Performance:

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.usamutuals.com or by calling 1-866-447-4228.

Advisor: Mutuals Advisors, Inc. (“MAI”) is the Portfolio’s investment advisor.

Portfolio Manager: Mr. Gerald Sullivan, Portfolio Manager.  He has served the Portfolio in this capacity since the Portfolio commenced operations in 2012.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance company, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly.  Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts.  You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.

Tax Information:  It is the Portfolio’s intention to distribute all income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts.  However, some distributions from such contracts may be taxable at ordinary income tax rates.  In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.  Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.  Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  The Portfolio or the Advisor may pay the insurance company and other intermediaries for the sale of Portfolio shares and/or other services.  These payments create a conflict of interest by influencing the insurance company or other intermediary and your salesperson to recommend a variable contract and the Portfolio over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

 ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS’ INVESTMENT STRATEGIES AND RELATED RISKS

General Information about the Portfolios/Advisor.  This Prospectus describes the Vice Fund Portfolio (the “Portfolio”), a series of Variable Insurance Trust, an Ohio business trust (the “Trust”).  The Portfolio is an investment vehicle for variable annuity contracts offered by one or more insurance companies. The Portfolio also may be used as an investment vehicle for qualified pension and retirement plans and certain unregistered separate accounts.  Shares of the Portfolio are offered only to the participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts, and to qualified pension and retirement plans and unregistered separate accounts.  Shares are not offered to the general public.

This Prospectus includes important information about the Portfolio that you should know before investing.  You should read this Prospectus and keep it for future reference.  You should also read the separate account prospectus for the variable annuity contract that you want to purchase.  That prospectus contains information about the contract, the separate accounts and expenses related to purchasing a variable annuity contract.  You should also read your retirement plan documents for expense information if you invest in a Portfolio through your retirement plan.

Although the Portfolio has the same or similar investment objectives and strategies as a similarly named publicly available fund also advised by the advisor, the Portfolio:

•  Is not the same as the similarly named publicly available fund;

•  May be smaller than the publicly available fund; and

•  Has different performance, fees and expenses than the publicly available fund.

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital.

The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Trustees without shareholder approval. If the Board decides to change the Portfolio’s investment objectives, or the policy to invest at least 25% of its net assets in the group of vice industries, shareholders will be given 60 days advance notice.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Portfolio, a non-diversified mutual fund, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as ADRs.

Companies chosen for investment by the Portfolio are selected from a universe of companies that derive a significant portion of their revenues from the alcoholic beverages, tobacco, gaming and defense/aerospace industries.  For purposes of this selection process, the term “significant portion” means that approximately 25% or more of a portfolio company’s revenues are derived from the alcoholic beverages, tobacco, gaming and/or defense/aerospace industries.

Companies within this universe, using the aforementioned criteria, are then further analyzed in order to determine their potential for capital appreciation.  This process begins with a top-down analysis of each industry’s macroeconomic climate and ends with a thorough examination of company fundamentals, including factors such as valuation, sales and earnings growth, profitability, indebtedness and competitive position.

Sell decisions with respect to the Company’s investment in a particular company may occur when it appears that the company is no longer able to achieve the results generally expected due to either a company specific issue, such as a loss of a key customer, or a change in industry dynamics.  MAI will sell a security when appropriate and consistent with the Portfolio’s investment objective and policies, regardless of the effect on the portfolio turnover rate.  Buying and selling securities generally involves some expense to the Portfolio, such as broker commissions and other transaction costs.

Under normal market conditions, the Portfolio will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of vice industries that includes the alcoholic beverages, tobacco, gaming and defense/aerospace industries.  The Portfolio will concentrate at least 25% of its net assets in this group of four vice industries (but no more than 80% of its net assets in any single industry).

The Portfolio will also participate in other strategies in an attempt to generate incremental returns, including short selling of securities and certain options strategies.  Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Portfolio is subject.

For cash management purposes, the Portfolio may hold up to 20% of its net assets in cash or similar short-term, high-quality debt securities.  These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.  These investments represent the assets that remain after MAI has committed available assets to desirable investment opportunities. Generally, the Portfolio’s cash allocations will increase as the level of market risk increases or decrease as the level of market risk decreases as determined by the Advisor.

General Investment Policies of the Portfolio

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, MAI may invest up to 100% of the Portfolio’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Taking a temporary defensive position may result in the Portfolio not achieving its investment objective.  Furthermore, to the extent that the Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Changes to Investment Objectives and Strategies.  Except as noted below, the Portfolio’s investment objectives, investment strategies and policies stated above are not fundamental and may be changed by sole action of the Board of Trustees without shareholder approval. The Portfolio will not change its policy of investing at least 80% of its net assets in equity securities of companies that derive a significant portion of their revenues from the alcoholic beverages, tobacco, gaming and defense/aerospace industries without providing shareholders with at least 60 days’ prior written notice.  Furthermore, the Portfolio’s policy of concentrating at least 25% of its net assets in the group of four vice industries identified in this prospectus (but no more than 80% of its net assets in any single industry) is fundamental, which means that it cannot be changes without the approval of the Portfolio’s shareholders.

PRINCIPAL INVESTMENT RISKS

All mutual funds carry a certain amount of risk. As with any mutual fund, there is no guarantee that the Portfolio will achieve its goal. The Portfolio’s returns will vary and you could lose money on your investment in the Portfolio.  An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Also, an investment in the Portfolio may not be a complete investment program.

The following summarizes the principal risks of the Portfolio.  These risks could adversely affect the net asset value, total return and the value of the Portfolio and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in the Portfolio’s Portfolio Summary section of the Prospectus.

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Stock Market Risks.  The Portfolio invests in equity securities.  Stock market prices of securities may be adversely affected by many factors, such as an issuer’s having experienced losses or by the lack of earnings or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer.  If the stock market declines in value, shares of the Portfolio are likely to decline in value.  Furthermore, a Portfolio’s focus on certain types of stocks (such as small or large capitalization) and style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as the general market).

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Recent Market Events.  U.S. and international markets have experienced significant volatility in recent years.  The fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Portfolio may be increased.  The U.S. government has taken numerous steps to alleviate these market concerns.  However, there is no assurance that such actions will be successful.  Continuing market problems may have adverse effects on the Portfolio.

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Management Risks.  Judgments about the attractiveness, value and potential appreciation of particular investments may prove to be incorrect and may not anticipate actual market movements or the impact of economic conditions generally.  In fact, no matter how well market conditions are evaluated, the investments held by the Portfolio may fail to produce the intended result, and you could lose money on your investment in the Portfolio.

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Small and Medium Capitalization Risks.  To the extent that the Portfolio invests in the equity securities of companies with small and medium size capitalizations, the Portfolio is subject to certain risks.  Companies with small and medium size capitalizations often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Portfolio’s assets.

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Liquidity Risks.  The securities of many companies with small and medium size capitalizations may have less “float” (the number of shares that normally trade on a given day) and less interest in the market and therefore are subject to liquidity risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Portfolio would like to sell.

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Non-Diversification Risks.  The Portfolio is “non-diversified” and therefore is not required to meet certain diversification requirements under federal securities laws.  The Portfolio may invest a greater percentage of its assets in the securities of a single issuer.  However, a decline in the value of an investment in a single issuer could cause the Portfolio’s overall value to decline to a greater degree than if the Portfolio held a more diversified portfolio.

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Foreign Securities Risks.  The Portfolio may invest in foreign securities.  Foreign securities may involve more risks than those associated with U.S. investments.  The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self-sufficiency.  Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

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Emerging Market Risks.  The Portfolio may invest in foreign securities and/or ADRs of emerging market-domiciled companies.  In addition to the risks of foreign securities in general, countries in emerging markets can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

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Currency Risks.  The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Portfolio’s investment in securities denominated in a foreign currency or may widen existing losses.

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Derivatives Risk.  The Portfolio may invest in derivative securities, specifically call and put options, for hedging purposes and to reduce Portfolio volatility, as well as direct investment. These are financial instruments that derive their performance from the performance of an underlying index or asset.  Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative.  Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Portfolio.  The Portfolio could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge, or if the Portfolio is unable to liquidate a position because of an illiquid secondary market.  Derivatives may also make the Portfolio’s portfolio less liquid and difficult to value, especially in declining markets, and the counterparty may fail to honor contract terms.

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Short Selling Risk.  Short sales involve selling a security that the Portfolio borrows and does not own.  The Portfolio may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations.  At the time of a short sale, the Portfolio will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period.  The value of the liquid assets will be marked to market daily. The Portfolio may engage in short sales if MAI anticipates that the security’s market purchase price will be less than its borrowing price.  Short sales carry significant risk, including the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Portfolio must pay more for the security than it has received from the purchaser in the short sale.

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Sector/Industry Concentration Risks.  To the extent that the Portfolio concentrates its investments under the investment policies described in this prospectus, it may be subject to the risks affecting a particular sector or industry more than would a more broadly diversified fund.  Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors, including the risk that the securities of companies within that one sector or industry will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector or industry.  The risks relating to specific sectors or industries that the Portfolio may invest in are set forth below:

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Tobacco and Alcoholic Beverages Industries Risks.  Companies in the tobacco and alcoholic beverages industries are subject to the risks related to frequent and expensive litigation and risks related to legislative and regulatory action, which may affect profitability of companies in these industries.

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Defense/Aerospace and Gaming Industries Risks.  Companies in the defense/aerospace and gaming industries may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may affect the profitability of companies in those industries.

Portfolio Holdings Disclosure Policies

A description of the Portfolio’s policies regarding disclosure of the securities in the Portfolio’s portfolios is found in the Statement of Additional Information.

 HOW SHARES ARE PRICED

The public offering price and net asset value (“NAV”) of the Portfolio’s shares are determined at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.  NAV is computed by determining the aggregate market value of all assets of the Portfolio less its liabilities divided by the total number of the Portfolio’s shares outstanding ((asset-liabilities)/number of shares=NAV).  The NYSE is closed on weekends and most national holidays.  The NAV takes into account the expenses and fees of the Portfolio, including investment advisory, administration, and distribution fees, which are accrued daily.  The determination of NAV of the Portfolio for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange.  Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the advisor in accordance with procedures approved by the Board, and evaluated by the Board quarterly as to the reliability of the fair value method used. In these cases, the Portfolio’s NAV will reflect certain portfolio securities’ fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.  The fair value prices can differ from market prices when they become available or when a price becomes available.

The Portfolio may use independent pricing services to assist in calculating the value of the Portfolio’s securities.  Since the Portfolio may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s assets may change on days when you may not be able to buy or sell Portfolio shares.  In computing the NAV of the Portfolio, the advisor values foreign securities held by the Portfolio at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security held by the Portfolio occur before the Portfolio prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Portfolio calculates its NAV, the advisor may need to price the security using the Portfolio’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the securities held by the Portfolio can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by short-term traders.

With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act, the Portfolio’s net asset value is calculated based upon the net asset values of the registered open-end management investment companies in which the Portfolio invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

 HOW TO PURCHASE AND REDEEM SHARES

As described earlier in this Prospectus, shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance company, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity or life contracts or retirement plans will not own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity and life contracts and retirement plans. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the Portfolio. The Portfolio does not issue share certificates. Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity and life contracts and retirement plans or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity or life contracts or retirement plan. Redemptions are processed on any day on which the Portfolio is open for business.

When Order is Processed

Shares of the Portfolio are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the policies or annuity contracts.  These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by the participating life insurance company, or qualified pension or retirement plan, in proper form.  All requests received in good order by the participating life insurance company, or qualified pension or retirement plan before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day.  Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day.  The insurance company or qualified pension or retirement plan is responsible for properly transmitting purchase orders and federal funds to the Portfolio.

The USA PATRIOT Act requires financial institutions, including the Portfolio, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address.  This information will assist them in verifying your identity.  As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

 FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES

The Portfolio discourages and does not accommodate market timing.  Frequent trading into and out of the Portfolio can harm all Portfolio shareholders by disrupting the Portfolio’s investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.  The Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities.  Accordingly, the Portfolio’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

The Portfolio reserves the right to reject or restrict purchase for any reason, particularly when a shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities.  Neither the Portfolio nor the advisor will be liable for any losses resulting from rejected purchase orders.  The advisor may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Portfolio.

Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or variable life contract, the Portfolio is not able to identify market timing transactions by individual variable insurance contract holders.  Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions.  The Portfolio, therefore, has to rely upon the insurance company to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies.  The Portfolio has entered into an information sharing agreement with the insurance company that uses the Portfolio as an underlying investment vehicle for its separate accounts.  Under this agreement, the insurance company is obligated to (i) adopt and enforce during the term of the agreement a market timing policy, the terms of which are acceptable to the Portfolio; (ii) furnish the Portfolio, upon their request, with information regarding contract or policy holder trading activities in shares of the Portfolio, and (iii) enforce its market timing policy with respect to contract or policy holders identified by the Portfolio as having engaged in market timing.

The Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company to determine whether or not short-term trading is involved. When information regarding transactions in the Portfolio’s shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an “indirect intermediary”), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of a Portfolio on behalf of the contract or policy older or any other persons.   The Portfolio will seek to apply these policies as uniformly as practicable.  It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that the Portfolio will be able to do so. In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner.  Many of these contracts do not limit the number of transfers that a contract owner may make among the available investment options.  The terms of these contracts, the presence of financial intermediaries (including the insurance company) between the Portfolio and the contract and policy holders and other factors such as state insurance laws may limit the Portfolio’s ability to deter market timing.  Multiple tiers of such financial intermediaries may further compound the Portfolio’s difficulty in deterring such market timing activities.  Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

 TAX CONSEQUENCES

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  If qualified, the Portfolio is not subject to federal income tax on that part of their taxable income that they distribute to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is the Portfolio’s intention to distribute all such income and gains.

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolio are offered only to the separate accounts of the participating life insurance company and its affiliates.  Separate accounts are insurance company separate accounts that fund the annuity contracts.  Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts.  For shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements. If the Portfolio does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts.  The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose “diversification” requirements on the Portfolio.  The Portfolio intends to comply with the diversification requirements.  These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the Investment Company Act of 1940.  The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer.  Specifically, the regulations provide that, except as permitted by “safe harbor” rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, government securities, and securities of other regulated investment companies.  For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment.  In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance company, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors.

 DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts on an annual basis and will be automatically reinvested in Portfolio shares unless an election is made on behalf of a separate account to receive some or all of the dividends in cash.  Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

 DISTRIBUTION OF SHARES

Distribution Fees:  The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act with respect to the sale and distribution of shares of the Portfolio.  Shareholders of the Portfolio pay annual 12b-1 expenses of up to 0.50%.  A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets of the Portfolio, is currently characterized as a service fee as such term is defined under Rule 2830 of the FINRA Conduct Rules. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

The Portfolio makes payments under the Plan for services provided and the expenses borne in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolio’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In addition, entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries:  The Portfolio’s advisor may, at its own expense and out of its own legitimate profits, provide additional cash payments to financial intermediaries who sell Portfolio shares.  Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others.  These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus.  These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Portfolio on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Portfolio shareholders.

Householding:  To reduce expenses, we mail only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolio at 1-866-447-4228 or contact your financial institution. We will begin sending you individual copies 30 days after receiving your request.

 MANAGEMENT OF THE PORTFOLIO

Advisor

Mutuals Advisors, Inc. (“MAI”), located at Plaza of the Americas, 700 North Pearl Street, Suite 900, Dallas, Texas 75201, serves as the investment advisor to the Portfolio.  MAI is wholly-owned by Mutual Capital Alliance, Inc.  Under the terms of the management agreement, the advisor is responsible for formulating the Portfolio’s investment policies, making ongoing investment decisions and directing portfolio transactions.

Portfolio Manager

Mr. Gerald Sullivan, Portfolio Manager, is responsible for the portfolio management of and investment research for the Portfolio.  He has managed the Vice Fund mutual fund, which has a similar investment strategy as the Portfolio, since June 1, 2011.  Mr. Sullivan served as the President, Chief Compliance Officer, Treasurer and Portfolio Manager for the Industry Leaders Fund from March 1999 to June 2012.  Mr. Sullivan also serves as the Chief Investment Officer of Claremont Investment Partners, LLC and patent holder of the Industry Leaders® Portfolio Strategy.  Mr. Sullivan also served as President of Claremont Investment Partners, LLC from 1996 to 2008.  Mr. Sullivan obtained his undergraduate degree from Columbia University and holds an M.B.A. from the University of Chicago’s Booth School of Business. Mr. Sullivan has been the portfolio manager primarily responsible for the day-to-day management of the Portfolio since its inception.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed and ownership of shares of the Portfolios.

Advisory Fees

The advisor is entitled to receive a fee equal to 0.95% of the average daily net assets of the Portfolio. The advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 1.75% through April 30, 2014.  The advisor (not the Portfolio) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services for the Portfolio’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  A discussion regarding the basis of the Board of Trustees’ approval of the management agreement with the advisor for the Portfolio is available in the Trust’s annual report to shareholders for the period ended December 31, 2012.

 VOTING AND MEETINGS

The participating insurance company that issued your variable contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders.  The insurance company may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal).  To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter.  Shareholders shall be entitled to one vote for each share held.

The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change a Portfolio’s fundamental investment policies, or approve an investment advisory contract.  Unless required otherwise by applicable laws, one third of the outstanding shares of the Trust constitute a quorum (or one third of a portfolio or class if the matter relates only to the portfolio or class).

 FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the Portfolio's financial performance since its inception.  Certain information reflects financial results for a single Portfolio share.  Total return represents the rate you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions.   The information for the fiscal period ended December 31, 2012 has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Portfolio's financial statements, is included in the annual report, which is available upon request.

	For the
	Period Ended
	December 31,
	2012(1)
Net Asset Value, Beginning of Period	$ 10.00
Income From Investment Operations:
Net investment income (2)	0.14
Net realized and unrealized gain	0.03
Total from investment operations	0.17

Net Asset Value, End of Period	$ 10.17

Total Return (3)(5)	1.70%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$ 123
Ratio of gross expenses to
average net assets (4)	90.81%	(6)
Ratio of net expenses to
average net assets	1.75%	(6)
Ratio of net investment income to
average net assets	12.00%	(6)(7)
Portfolio Turnover Rate (5)	62%
(1)	The Vice Fund Portfolio commenced operations on November 16, 2012.
(2)	Per share amounts calculated using the average shares method.
(3)

Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund. Had the Advisor not waived or reimbursed a portion of the Fund's expenses, total return would have been lower.

(4)		Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)		Not annualized.
(6)		Annualized for periods less than one full year.
(7)		5.6% of the Portfolios ratio of net investment income to average net assets is attributable to special dividends.

PRIVACY POLICY

Rev. December 2010

FACTS	WHAT DOES VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us.  this information can include:

■

Social Security number and wire transfer instructions

■

account transactions and transaction history

■

investment experience and purchase history

When you are no longer a customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Variable Insurance Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Variable Insurance Trust share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-866-447-4228

What we do
How does Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you

■

open an account or deposit money

■

direct us to buy securities or direct us to sell your securities

■

seek advice about your investments

 We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes-information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Variable Insurance Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Variable Insurance Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Variable Insurance Trust doesn’t jointly market.

FOR MORE INFORMATION

Several additional sources of information are available to you.  The Statement of Additional Information (“SAI”), incorporated into this Prospectus by reference, contains detailed information on Portfolio policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Portfolio’s affiliates.  The annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Portfolio’s performance results as of the Portfolio’s latest annual fiscal year end.

Call the Portfolio at 1-866-447-4228 to request free copies of the SAI, the annual report and the semi-annual report, to request other information about the Portfolio and to make shareholder inquiries. You may also obtain this information from the Portfolio’s internet site at www.usamutuals.com.

You may review and copy information about the Portfolio (including the SAI and other reports) at the Securities and Exchange Commission (the “SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You also may obtain reports and other information about the Portfolios on the EDGAR Database on the SEC’s Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-22512

STATEMENT OF ADDITIONAL INFORMATION,

May 1, 2013

Variable Insurance Trust

Vice Fund Portfolio

17605 Wright Street

Omaha, Nebraska 68130

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the Vice Fund Portfolio (the “Portfolio”) dated May 1, 2013 (“Prospectus”). The Portfolio is a separate series of the Variable Insurance Trust (“Trust”), an open-end management company organized as an Ohio business trust.  This SAI is incorporated in its entirety into the Prospectus.  Copies of the Prospectus and annual and semi-annual reports to Portfolio shareholders may be obtained at no charge from the Portfolio by calling 1-866-447-4228 or on the Portfolio’s website at www.usamutuals.com.

TABLE OF CONTENTS

THE VICE FUND PORTFOLIO

1

INVESTMENT RESTRICTIONS

2

OTHER INVESTMENT POLICIES

2

ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS

2

TRUSTEES AND OFFICERS

15

PRINCIPAL SHAREHOLDERS

19

ADVISOR

20

CODE OF ETHICS

22

TRANSFER AGENT, FUND ACCOUNTING AGENT AND ADMINISTRATOR

22

CUSTODIAN

23

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

23

COUNSEL

23

DISTRIBUTION PLAN

23

PROXY VOTING POLICY

24

PORTFOLIO TRANSACTIONS

25

PURCHASE AND REDEMPTION OF SHARES

27

TAX INFORMATION

28

FOREIGN SHAREHOLDERS

31

FINANCIAL STATEMENTS

APPENDIX A - DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

THE VICE FUND PORTFOLIO

Variable Insurance Trust (the “Trust”), an Ohio business trust, is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company (or mutual fund). The Trust was formed by an Agreement and Declaration of Trust on December 8, 2010 (the “Agreement”). The Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. There are currently several other series (or portfolios) of the Trust, and additional series (or portfolios) may be created by the Board of Trustees of the Trust (the “Board” or the “Trustees”) from time to time. The Vice Fund Portfolio is a separate diversified series of the Trust.

The Trust does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Trust and the Trust’s transfer agent.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series. There can be no assurance that a series will grow to an economically viable size, in which case the Trustees may determine to liquidate the series at a time that may not be opportune for shareholders. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.   No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The Portfolio offers a single class of shares.  The Board of Trustees may classify and reclassify the shares of the Portfolio into additional classes of shares at a future date.  If additional classes of shares are created, each share class will represent an interest in the same assets of the Portfolio, have the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class will have exclusive voting rights with respect to matters relating to its own distribution arrangements.

Mutuals Advisors, Inc. (“MAI”), acts as advisor to the Portfolio.

The Portfolio’s shares are offered on a continuous basis to one or more insurance companies that offers variable annuity insurance contracts and flexible premium variable life insurance policies (“Contracts”), certain qualified pension and retirement plans ("Qualified Plans"), separate accounts that are not registered as investment companies ("Unregistered Separate Accounts") and to other persons permitted to hold shares of the Trust pursuant to Treasury Regulation 1.817-5.

The Portfolio does not foresee any disadvantage to purchasers of Contracts arising out of these arrangements.  Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of purchasers of various Contracts and/or Qualified Plans to conflict.  For example, violation of the federal tax laws by one separate account investing in any of the Portfolio could cause the Contracts funded through another separate account to lose their tax-deferred status, unless remedial action is taken.  If a material, irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its participation in the Portfolio.  If it becomes necessary for any separate account to replace shares of the Portfolio with another investment, the Portfolio may have to liquidate securities on a disadvantageous basis.  The Board of Trustees will monitor events to identify any material, irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.

For a description of the methods used to determine the share price and value of the Portfolio’s assets, see "How Shares Are Priced" in the Portfolio's Prospectus and "How to Purchase and Redeem Shares" in this Statement of Additional Information.

INVESTMENT RESTRICTIONS

The following investment restrictions are fundamental policies of the Portfolio and cannot be changed unless the change is approved by the lesser of (a) 67% or more of the shares present at a meeting of shareholders if the holders of more than 50% of the outstanding voting shares of the Portfolio are present or represented by proxy or (b) more than 50% of the outstanding voting shares of the Portfolio.

As a matter of fundamental policy, the Portfolio may not:

1.

Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests therein, except that the Portfolio may purchase securities issued by issuers, including real estate investment trusts, that invest in real estate or interests therein.

2.

Make loans if, as a result, more than 33 1/3% of the Portfolio’s total assets would be loaned to other parties, except that the Portfolio may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities; (iv) loan money to other funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

3.

Act as an underwriter except to the extent the Portfolio may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

4.

Issue senior securities to the Portfolio’s presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings, loans, mortgages or pledges, (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof.

5.

Borrow money in an amount exceeding 33 1/3% of the value of the Portfolio’s total assets, provided that the Portfolio may borrow money from other funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

6.

Concentrate its investments in any one industry or sector if, as a result, more than 80% of the Portfolio’s net assets will be invested in such industry or sector.  This restriction, however, does not prohibit the Portfolio from investing in obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities.  The Portfolio has adopted policies of concentrating in securities issued by companies within a wide range of industries and sectors consisting of all categories, the selection of which will vary at any given time.

OTHER INVESTMENT POLICIES

The following investment policies are not fundamental and may be changed by the Board without the approval of the shareholders of the Portfolio:

1.

Purchase or sell commodities unless acquired as a result of ownership of other securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by commodities).

ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS

The following discussion supplements the description of the Portfolio’s investment objectives and strategies set forth in the Prospectus.  Except for the fundamental investment limitations listed below (see “Fundamental Investment Limitations” in this SAI), the Portfolio’s investment objectives, investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees without shareholder approval.  While the Portfolio is permitted to hold securities and engage in various strategies as described hereafter, they are not obligated to do so.

Whenever an investment policy or limitation states a maximum percentage of the Portfolio’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the Portfolio’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Portfolio, the Portfolio may receive stock, real estate or other investments that the Portfolio would not, or could not, buy.  If this happens, the Portfolio will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Equity Securities

The Portfolio may invest in equity securities consistent with its investment objective and strategies.  An equity security, or stock, represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Equity securities, such as common stocks, represent shares of ownership of a corporation.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  Please see “Debt Securities,” below.

To the extent the Portfolio invests in the equity securities of small or medium-size companies, the Portfolio will be exposed to the risks of smaller sized companies.  Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines, services, markets or financial resources, or are dependent on a small management group.  In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions can decrease the value and liquidity of securities held by the Portfolio.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Portfolio’s portfolio.

Other Investment Companies

The Portfolio may invest in shares of other investment companies, which may include ETFs and money market mutual funds in addition to other mutual funds.  The Portfolio’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  An ETF, a type of investment company that trades like common stock on an exchange, usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.

The Portfolio limits its investments in securities issued by other investment companies in accordance with the 1940 Act.  This limitation may prevent the Portfolio from allocating its investments in the manner MAI considers optimal.  Section 12(d)(1) of the 1940 Act precludes the Portfolio from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Portfolio; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Portfolio.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the fund and all affiliated persons of the fund; and (ii) the fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1.50%.

If the Portfolio invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.  In addition, an investment company purchased by the Portfolio pursuant to Section 12(d)(1)(F) is not required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than 30 days.

As a shareholder of another investment company, the Portfolio bears, along with other shareholders, a pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Portfolio’s shareholders.  These expenses will be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its own operations.

The Portfolio may invest in ETFs as a non-principal investment strategy.  An investment in an ETF generally presents the same primary risk as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objective, strategies and policies.  The price of an ETF can fluctuate within a wide range, and Portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, ETFs have management fees, which increase their cost.

Debt Securities

The Portfolio may invest in debt securities, including debt securities convertible into common stock consistent with its investment objective and strategies.  The Portfolio may invest in debt securities as a non-principal investment strategy.  Debt securities purchased by the Portfolio may consist of obligations of any rating.  Debt securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of issuers of the securities to make principal and interest payments than would occur with securities rated in higher categories.  Securities referred to as “high-risk” securities generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer’s capacity to pay interest and repay principal over a long period of time.  The Portfolio may invest in high yield debt securities or “junk bonds” that are considered high risk.  Special tax considerations are associated with investing in high-yield securities structures such as zero coupon or “pay-in-kind” securities.  The Portfolio will report the accrued interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk.  Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.  Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

The payment of principal and interest on most debt securities purchased by the Portfolio will depend upon the ability of the issuers to meet their obligations.  An issuer’s obligations under its debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

The ratings of Standard & Poor’s, Moody’s and other nationally recognized rating agencies represent their opinions as to the quality of debt securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.  For a more detailed description of credit ratings, please see Appendix A.

Municipal Securities

Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from regular federal income tax (“Municipal Securities”).

Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets and water and sewer works.  They are also issued to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions and facilities.  Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations.  The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are “general obligation” and “revenue” bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest.  Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.  Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority.  Industrial development bonds are typically classified as revenue bonds.

Municipal Securities in which the Portfolio may invest in include, but are not limited to, the following: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. Government securities); and general obligation bonds secured by a municipality’s pledge of taxation.  There are no restrictions on the maturity of Municipal Securities in which the Portfolio may invest.  The Portfolio will seek to invest in Municipal Securities of such maturities as MAI believes will produce current income consistent with prudent investment and the Portfolio’s investment objective.

The Portfolio may also purchase some Municipal Securities with variable interest rates.  Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate.  Variable interest rates are adjusted on a periodic basis (e.g., every 30 days).  Many variable rate Municipal Securities are subject to payment of principal on demand, usually in not more than seven days.  If a variable rate municipal security does not have this demand feature, or the demand feature extends beyond seven days and MAI believes the security cannot be sold within seven days, MAI may consider the security to be illiquid.  Variable interest rates generally reduce changes in the value of Municipal Securities from their original purchase prices.  Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate Municipal Securities than for fixed rate obligations.  The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests or a guarantor of either issuer.

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the money market and the taxable and Municipal Securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue.  The ability of the Portfolio to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities to meet their obligations for the payment of interest and principal when due.  Any adverse economic conditions or developments affecting states or municipalities could affect the Portfolio’s portfolio.

U.S. Government and Agency Obligations

The Portfolio may invest in U.S. Government obligations as a non-principal investment strategy.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities.  U.S. Treasury obligations differ mainly in the length of their maturity.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.  See also “Mortgage-Backed and Asset-Backed Securities,” below.  In addition, U.S. Government obligations are subject to fluctuations in value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Non-Diversification of Investments

The Portfolio is non-diversified under the 1940 Act.  This means that under the 1940 Act, there is no restriction as to how much the Portfolio may invest in the securities of any one issuer.  However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code (“Code”), the Portfolio intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each taxable quarter, the Portfolio, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) of more than 25% of the value of the Fund’s total assets.  In addition, the Portfolio, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of the value of the Portfolio’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer.  As a non-diversified investment company, the Portfolio may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issuers.

Borrowings

The Portfolio may borrow funds to meet redemptions, for other emergency purposes or to increase its portfolio holdings of securities.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires the Portfolio to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This allows the Portfolio to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings).  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Portfolio may be required to dispose of some of its portfolio holdings within three days in order to reduce the Portfolio’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Portfolio will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders will be reduced.  The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by the Portfolio creates an opportunity for increased net income, but at the same time, creates special risk considerations.  For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the value of the Portfolio’s portfolio.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, the Portfolio’s net income will be greater than if borrowing were not used.

Securities Lending

The Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The value of the loaned securities may not exceed one-third of the Portfolio’s total assets, including the collateral received to secure the securities loan and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  The Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  The Portfolio may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, MAI considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.  Any securities that the Portfolio may receive as collateral will not become part of the Portfolio’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Portfolio is permitted to invest.  During the time securities are on loan, the borrower will pay the Portfolio any accrued income on those securities, and the Portfolio may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.  However, such payments of accrued income will not constitute qualified dividend income and will be taxable as ordinary income.  While the Portfolio does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Restricted and Illiquid Securities

The Portfolio may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Illiquid securities present the risks that the Portfolio may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on the Portfolio’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

Securities of Foreign Issuers

The Portfolio may invest in securities of foreign issuers.  Investments in the securities of foreign issuers involve special risks that differ from those associated with investments in domestic securities.  The risks associated with investments in the securities of foreign issuers relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers.  These risks may include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest, withholding taxes (generally nonrefundable) imposed by the United States on payments to foreign entities (beginning in 2012), limitations on the use or transfer of Portfolio assets, political or social instability and adverse diplomatic developments.

In addition, there are restrictions on foreign investments in other jurisdictions, and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad.  Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity.  Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Furthermore, investing in foreign securities can carry higher returns and risks than those associated with domestic investments.  Foreign securities may be denominated in foreign currencies.  Therefore, the value in U.S. dollars of the Portfolio’s net assets and income may be affected by changes in exchange rates and regulations.

The internal politics of certain foreign countries may not be as stable as that of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners could have a significant adverse effect upon the securities markets of such countries.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities held by the Portfolio, denominated in that currency.  Furthermore, the interest and dividends payable on certain foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may ultimately be available for distribution.

Other differences between investing in foreign companies and in U.S. domiciled companies include:

•

information is less publicly available;

•

there is a lack of uniform financial accounting standards applicable to foreign companies;

•

market quotations are less readily available;

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there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks;

•

there is generally a lower foreign securities market volume;

•

it is likely that foreign securities may be less liquid and/or more volatile;

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there are generally higher foreign brokerage commissions;

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there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems; and

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the mail service between countries may be unreliable.

Emerging Market Countries

The Portfolio may also invest in emerging market countries or developing countries.  Developing countries may impose restrictions on the Portfolio’s ability to repatriate investment income or capital.  Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Portfolio.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.  Furthermore, some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector.  In some countries, the government owns or controls many companies, including the largest in the country.  As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Portfolio’s portfolio and the value of its securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Derivatives

As a principal investment strategy, the Portfolio may invest in call and put options.  As a non-principal investment strategy, the Portfolio may investment in futures and forward contracts.

Buying Call and Put Options.  The Portfolio may invest in call and put options as part of its overall portfolio management strategy.  Call and put options may be entered into in order to limit the risk of a substantial increase in the market price of the security that the Portfolio intends to purchase.  Prior to its expiration, a call option may be sold in a closing sale transaction.  Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.  By buying a put, the Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the value of the security until the put expires.  The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost.  Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options.  The Portfolio has the ability to write covered options on equity and debt securities and indices.  This means that the Portfolio will, through its custodian, deposit and maintain either cash or securities with a value equal to or greater than the exercise price of the option.

Covered call options give the holder the right to buy the underlying securities from the Portfolio at a stated exercise price.  A call option written by the Portfolio is “covered” if the fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio.  A call option is also covered if the Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the fund in cash and high grade debt securities in a segregated account with its custodian bank.  The Portfolio may purchase securities that may be covered with call options solely on the basis of considerations consistent with the investment objective and policies of the Portfolio.  The Portfolio’s turnover may increase through the exercise of a call option.  This will generally occur if the value of a “covered” security increases, and the Portfolio has not entered into a closing purchase transaction.

As a writer of an option, the Portfolio receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the value of the security exceeding the call option price.  The premium serves to mitigate the effect of any depreciation in the value of the security.  The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation.  Exercise of a call option by the purchaser will cause the Portfolio to forego future appreciation of the securities covered by the option.  Whether or not an option expires unexercised, the writer retains the amount of the premium.  This amount may, in the case of a covered call option, be offset by a decline in the value of the underlying security during the option period.  If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security.  Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the value of the underlying security or currency above the exercise price.  It retains the risk of the loss should the price of the underlying security or foreign currency decline.  Writing call options also involves risks relating to the Portfolio’s ability to close out the option it has written.

Call options may be written on portfolio securities, indices or foreign currencies.  With respect to securities and foreign currencies, the Portfolio may write call and put options on an exchange or over-the-counter.  Call options on portfolio securities will be covered since the Portfolio will own the underlying securities.  Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be “covered” by identifying the specific portfolio securities being hedged.  Options on foreign currencies will be covered by securities denominated in that currency.  Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index or foreign currency at the exercise price at any time during the option period.  When the Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.  However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period.  If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.  Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price.  A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price.  However, the writer of the put option has retained the opportunity for an appreciated price above the exercise price should the market price of the underlying security or foreign currency increase.  Writing put options also involves risks relating to the Portfolio’s ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a “closing purchase transaction” by buying an option on the same securities as the option previously written.  The effect of the purchase is that the clearing corporation will cancel the writer’s position.  However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.  There is also no guarantee that the Portfolio will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with a different exercise price, expiration date or both.  Effecting a closing purchase transaction will also permit the Portfolio to use cash or proceeds from the investments.  If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

The Portfolio will realize profits from closing purchase transactions if the price of the transaction is less than the premium received from writing the option.  Likewise, the Portfolio will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security.

Writing Over-the-Counter (“OTC”) Options.  The Portfolio has the ability to engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options.  Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price.  However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done by reference to information obtained from market makers.  Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction.  There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time.  Consequently, the Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  Similarly, when the Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option.  If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised.  Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so.  Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer.  Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

Futures Contracts.  The Portfolio has the ability to buy and sell stock index futures contracts traded on domestic futures exchanges to hedge the value of its portfolio against changes in market conditions.  A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.  A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.  Although stock index futures contracts call for the actual taking or delivery of cash, in most cases the Portfolio expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

The Portfolio will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time the Portfolio purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin.”  Thereafter, the Portfolio may need to make subsequent deposits, known as “variation margin,” to reflect changes in the level of the stock index.

The Portfolio may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such non-hedging positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act and regulations of the Commodity Futures Trading Commission (“CFTC”)), do not exceed 5% of the liquidation value of the Portfolio.

Risks Associated With Options and Futures.  Although the Portfolio may write covered call options and purchase and sell stock index futures contracts to hedge against declines in the value of its portfolio securities, the use of these instruments involves certain risks.  As the writer of covered call options, the Portfolio receives a premium but loses any opportunity to profit from an increase in the market price if the underlying securities appreciate, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of the Portfolio’s investment securities, they are derivative instruments that are subject to a number of risks.  During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of the Portfolio’s investments.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the value of the Portfolio’s investment securities may differ substantially from the changes anticipated by the Portfolio when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Portfolio’s initial investment in such a contract.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  These trading and positions limits will not have an adverse impact on the Portfolio’s strategies for hedging its securities.

Often, futures purchased or sold by the Portfolio will be traded on foreign securities exchanges.  Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade.  Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law.  This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market.  Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the CFTC regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange.  The Portfolio’s investments in foreign futures or foreign options transactions may not be provided the same protections as transactions on United States futures exchanges.  In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

As of the date of this SAI, the Adviser is not deemed to be a commodity pool operator with respect to its service as an investment adviser to the Portfolio.  However, the CFTC has adopted certain rule amendments that significantly affect the exemptions available to the Portfolio, and may subject the Portfolio, as well as the Adviser to regulation by the CFTC.  The scope and application of these amendments is still uncertain.

When-Issued Purchases, Delayed Delivery and Forward Commitments

The Portfolio may purchase or sell particular securities with payment and delivery taking place at a later date.  The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place.  When the Portfolio agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account.  Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Portfolio’s commitments.  It may be expected that the value of the Portfolio’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.  In addition, when the Portfolio engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price considered advantageous.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, are taken into account when determining the net asset value of the Portfolio starting on the day the Portfolio agrees to purchase the securities.  The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.  When the Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio’s assets.  Fluctuations in the value of the underlying securities are not reflected in the Portfolio’s net asset value as long as the commitment remains in effect.

Short Sales

Short sales are transactions where the Portfolio sells securities it does not own in anticipation of a decline in the value of the securities.  The Portfolio must borrow the security to deliver it to the buyer.  The Portfolio is then obligated to replace the security borrowed at the market price at the time of replacement.  Until the security is replaced, the Portfolio is required to pay the lender any dividends or interest which accrue on the security during the loan period.  To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold.  To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out.  MAI anticipates that the frequency of short sales will vary substantially under different market conditions.

Short sales involve selling a security that the Portfolio borrows and does not own.  The Portfolio may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations.  At the time of a short sale, the Portfolio will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period.  The value of the liquid assets will be marked to market daily. The Portfolio may engage in short sales if MAI anticipates that the security’s market purchase price will be less than its borrowing price.  Short sales carry significant risk, including the risk of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Portfolio must pay more for the security than it has received from the purchaser in the short sale.

Warrants

The Portfolio has the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time.  Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time.  They do not represent ownership of the securities, but only the right to buy them.  They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them.  Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone.  The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that the Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price level of the underlying security.

Stripped Securities

The Portfolio may invest in investment companies that have the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments of U.S. Government obligations.  These participations are issued at a discount to their “face value,” and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Repurchase Agreements

The Portfolio may have a portion of its net assets in cash or cash equivalents for a variety of reasons, including waiting for a suitable investment opportunity or taking a defensive position.  To earn income on this portion of its net assets, the Portfolio may enter into repurchase agreements.  Under a repurchase agreement, the Portfolio agrees to buy securities guaranteed as to payment of principal and interest by the U.S. Government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price.  The bank or broker-dealer must transfer to the Portfolio’s custodian securities with an initial value of at least 100% of the dollar amount invested by the Portfolio in each repurchase agreement.  MAI will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Portfolio’s ability to sell the underlying securities.  The Portfolio will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e. banks or broker-dealers that MAI believes present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The Portfolio may also enter into reverse repurchase agreements.  Under a reverse repurchase agreement, the Portfolio agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date and interest payment.  The Portfolio will maintain cash or high-grade liquid debt securities with a value equal to the value of the fund’s obligation under the agreement, including accrued interest, in a segregated account with the fund’s custodian bank.  The securities subject to the reverse repurchase agreement will be marked-to-market daily.

The use of repurchase agreements by the Portfolio involves certain risks.  For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Portfolio may incur a loss upon disposition of the security.  If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by the Portfolio not within the control of the Portfolio, and therefore the realization by the Portfolio on the collateral may be automatically stayed.  Finally, it is possible that the Portfolio may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Sector/Industry Concentration

The Portfolio will concentrate at least 25% of its net assets in a group of vice industries (but no more than 80% of its net assets in any single industry) that includes the alcoholic beverages, tobacco, gaming and defense/aerospace industries, as identified in the Portfolio’s prospectus.  To the extent that the Portfolio concentrates its investments in an industry or sector, it may be subject to the risks affecting that sector or industry, including the risk that the securities of companies within that one sector or industry will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector or industry, more than would a more broadly diversified fund.  The following list includes descriptions about the sectors or industries in which the Portfolio may invest.

Alcoholic Beverages and Tobacco Industries: Companies that manufacture, wholesale or retail non-durable goods such as alcoholic beverage and tobacco products.  To the extent that the Portfolio’s investments are concentrated in issuers conducting business in the same economic sector, the Portfolio is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of consumer products companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

There is substantial litigation related to tobacco products in the United States and certain foreign jurisdictions, and damages claimed in some of the tobacco-related litigation range into the billions of dollars. The present litigation environment is substantially uncertain, and it is possible that companies with exposure to the tobacco industries could be materially affected by an unfavorable outcome of pending litigation.  The tobacco industry faces significant governmental action aimed at reducing the incidence of smoking and seeking to hold tobacco companies responsible for the adverse health effects associated with both smoking and exposure to environmental tobacco smoke. Governmental actions, combined with the diminishing social acceptance of smoking and private actions to restrict smoking, have resulted in reduced industry volume and may affect the performance of companies in the tobacco industry.

The success of alcoholic beverage companies depends on satisfying consumer tastes and preferences. Consumer preferences can change in unpredictable ways, and consumers may begin to prefer the products of competitors. In order to respond to changes in consumer preferences, alcoholic beverage companies may need to increase and enhance the marketing of existing products, change the pricing of existing products or introduce new products and services. Each response might affect financial results.  In addition, brewers and distilled spirits manufacturers have been sued in several courts regarding advertising practices and underage consumption, and are subject to extensive regulation at the federal, state and local levels.  Compliance with these laws and regulations can be costly.

Defense/Aerospace Industry:  Companies engaged in the development, manufacture or sale of aerospace equipment and defense weapons.  Aerospace equipment may include companies involved in the development of gas turbine engines, multi-band filter and power amplifiers for airborne applications, aircraft electrical power distribution systems, airborne laser mine detection, helicopters, air-launched theater missile defense, unmanned aerial vehicles (UAV) and flight simulators.

Risk factors or challenges that face the industry include the fact that procurement cycles can be as long as ten years and the rate of growth in defense spending may soon slow down.  Some defense contractors are trading at discounts due to their exposure to aircraft and automobile manufacturing while many others face enormous underfunded pensions.  Finally, significant defense budget reductions internationally are shrinking the export opportunities for American defense companies.

Gaming Industry:  Companies in the gaming, casino and related industries are highly regulated, and state and Federal legislative changes can significantly impact the profitability of companies in those industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities of gaming-related companies may react similarly to, and move in unison with, one another. The gaming industry may also be negatively affected by changes in economic conditions as well as changes in consumer tastes.

Temporary Investments

Under normal market conditions, the Portfolio will stay fully invested according to its principal investment strategies as noted above.  The Portfolio, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions.  This may result in the Portfolio not achieving its investment objectives during that period.

For longer periods of time, the Portfolio may hold a substantial cash position.  If the market advances during periods when the Portfolio is holding a large cash position, the Portfolio may not participate to the extent it would have if the Portfolio had been more fully invested.  To the extent that the Portfolio uses a money market fund for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

DISCLOSURE OF PORTFOLIO HOLDINGS

MAI and the Portfolio are subject to portfolio holdings disclosure policies.  These policies govern the timing and circumstances of disclosure to shareholders and third parties about the portfolio investments that the Portfolio holds.  These portfolio holdings disclosure policies have been approved by the Board of Trustees.  The Portfolio discloses its portfolio holdings at the same time to all persons.  Everyone has the same timely disclosure of the holdings with respect to any other person.

Disclosure of the Portfolio’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the SEC’s website at www.sec.gov.  The Portfolio also makes its quarterly portfolio holdings available on the Portfolio’s website at www.usamutuals.com.  All holdings are placed on the website within 10 business days of the quarter-end.  Holdings are placed on the website prior to their release to the rating agencies.  This policy is consistent with the Portfolio intents that the public have full disclosure of the holdings at the same time or prior to other persons.

To the extent the Portfolio’s service providers have access to the Portfolio’s holdings, they are bound by confidentiality agreements or professional standards to maintain the confidentiality of the holdings.  Service providers include, without limitation, fund administrator, custodian, fund accounting agent, accountants and legal counsel.

TRUSTEES AND OFFICERS

The Board of Trustees manages the business and affairs of the Trust and appoints or elects officers responsible for the day-to-day operations of the Trust and the execution of policies established by Board resolution or directive. In the absence of such provisions, the respective officers have the powers and discharge the duties customarily held and performed by like officers of corporations similar in organization and business purposes.

The Trustees who are not “interested persons” (for regulatory purposes) of the Trust or the advisor or (the “Independent Trustees”) are charged with, among other functions, recommending to the full Board approval of the distribution, transfer agency and accounting services agreements and the investment advisory agreements. When considering approval of the existing advisory agreements, the Independent Trustees evaluate the nature and quality of the services provided by the advisor, the performance of the Portfolio, the advisor’s costs and the profitability of the agreements to the advisor, ancillary benefits to the advisor or their affiliates in connection with its relationship to the Portfolio and the amount of fees charged in comparison to those of other investment companies.

The Board of Trustees currently has two standing committees: the Audit Committee and the Valuation Committee. Each committee is described below.

The term of office for each Trustee is for the duration of the Trust or until death, removal, resignation or retirement.  The term of office of each officer is until the successor is elected.

Information pertaining to the Trustees and officers of the Trust, including their principal occupations for the last five years, is set forth below.

Independent Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term* and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Portfolio Complex	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Variable Insurance Trust 17605 Wright Street, Omaha, Nebraska 68130 Year of Birth: 1967	Trustee	Since 2010 (indefinite)	Manager of Genovese Family Enterprises, a real estate firm, since 2000. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	1	Trustee, Mutual Fund Series Trust (since 2006)
Tiberiu Weisz c/o Variable Insurance Trust 17605 Wright Street, Omaha, Nebraska 68130 Year of Birth: 1949	Trustee	Since 2010 (indefinite)	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	1	Trustee, Mutual Fund Series Trust (since 2006)
Dr. Bert Pariser The MITCU Corp. 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 2010 (indefinite)	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991	1	Trustee, Mutual Fund Series Trust (since 2007)

Interested Trustee** and Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During the Past 5 Years
Jerry Szilagyi 22 High Street Huntington, NY 11743 Year of Birth: 1962	Trustee, President and Secretary	Trustee since 2010; President since 2010; Secretary since 2/2013	Managing Member, Catalyst Capital Advisors LLC, since 1/2006; President, MFund Distributors LLC, since 10/2012; President, MFund Services LLC, since 1/2012; President, Abbington Capital Group LLC, since 1998; President, Cross Sound Capital LLC, since 6/2011; President, Mutuals Advisors, Inc., since 3/2011; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	1	Mutual Fund Series Trust since 2006
Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since 8/2012	Vice President of Gemini Fund Services, LLC, since 2011; Assistant Vice President, Gemini Fund Services, 2007 to 2012; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Steve Troche 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1984	Assistant Secretary	Since 2/2013	Junior Paralegal, Gemini Fund Services, LLC, since 2012; Legal Assistant, Gemini Fund Services, LLC, 2011 to 2012; MetLife, Financial Services Representative, 2008 to 2010.	N/A	N/A
Mark Marrone 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Chief Compliance Officer	Since 2/2011	Compliance Officer of Northern Lights Compliance Services, LLC (since 2009); Chief Financial Officer/Treasurer (2003–2009) and Chief Compliance Officer (2004–2009), Saratoga Capital Management, LLC.	N/A	N/A

* The term of office of each Trustee is indefinite.

** The Trustee who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of an advisor that manages a series of the Trust.

Leadership Structure.  The Trust is led by Mr. Jerry Szilagyi, who has served as the Chairman of the Board since 2010.  Mr. Szilagyi is an interested person by virtue of his controlling interest in the Advisor.  The Board of Trustees is comprised of Mr. Szilagyi, an Interested Trustee, and Mr. Tobias Caldwell, Mr. Tiberiu Weisz and Dr. Bert Pariser, each an Independent Trustee.  The Trust does not have a Lead Independent Trustee, but governance guidelines provide that Independent Trustees will meet in executive session at each Board meeting.  Under the Trust’s bylaws and governance guidelines, the Chairman of the Board is responsible for (a) chairing Board meetings, (b) setting the agendas for these meetings and (c) providing information to Board members in advance of each Board meeting and between Board meetings.   The Trustees believe this is the most appropriate leadership structure for the Trust given Mr. Szilagyi’s background in the investment management industry and his experience in providing both advisory and administrative services to other mutual funds.  Additionally, as the President of MFund Services LLC, which provides management and administrative services to the Fund, Mr. Szilagyi is well positioned and informed regarding issues requiring the attention of the Board, and as the leader of the Board, can ensure such issues are included in the Board’s agenda for meetings and that appropriate time is allocated to discuss such issues and take any necessary actions.

Risk Oversight. In its risk oversight role, the Board oversees risk management, and the full Board engages in discussions of risk management and receives reports on investment and compliance risk  at quarterly meetings and on an ad hoc basis, when and if necessary. The Board, directly or through its Audit Committee, reviews reports from among others, the advisers, sub-advisors, the Trust’s Chief Compliance Officer, the Trust’s independent registered public accounting firm, and the Independent Trustees’ counsel, as appropriate, regarding risks faced by the Trust and the Fund and the risk management programs of the Trust, the advisors and certain service providers. The full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from the Trust’s Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Trust’s Chief Compliance Officer also meets at least quarterly in executive session with the Independent Trustees. The actual day-to-day risk management with respect to the Fund resides with the Fund’s advisor and other service providers to the Fund. Although the risk management policies of the advisor and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Generally, the Board believes that its oversight of material risks is adequately maintained through the risk-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Audit Committee.  Mr. Caldwell, Mr. Weisz and Dr. Pariser serve on the Board’s Audit Committee.  The Board’s Audit Committee is a standing independent committee with a separate chair.  The primary function of the Audit Committee is to assist the full Board in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors, the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors and recommends engagement or discharge of the auditors to the full Board, reviews the independence of the independent auditors, reviews the adequacy of the Funds’ internal controls and prepares and submits Committee meeting minutes and supporting documentation to the full Board. During the fiscal year ended December 31, 2012, the Audit Committee did not meet.

Valuation Committee. The Valuation Committee is composed of at least one Independent Trustee and one individual from the Fund’s administrator. The Pricing Committee is responsible for the valuation and revaluation of any portfolio investment for which market quotations or sale prices are not readily available. The Valuation Committee meets as is required. During the fiscal year ended December 31, 2012, the Valuation Committee did not meet.

Background and Qualifications of the Trustees.  Mr. Szilagyi is the managing member of the Mutuals Advisors, Inc.  He is also President of MFund Services LLC which provides management and administrative services to the Trust. Mr. Szilagyi has many years of experience managing mutual funds and providing administrative services to other mutual funds.  His experience in the investment management industry makes him uniquely qualified to serve as the Trust’s Chairman.

Mr. Caldwell is the manager of a real estate investment firm.  Mr. Caldwell’s experience in the real estate and investment industries provides the Board with an additional perspective and understanding of investment strategies used by advisers to the Fund.

Mr. Weisz is an attorney and provides the Board with insight and experience regarding their duties and standards of care as well as legal procedures related to the Board’s responsibilities.

Dr. Pariser in the managing partner of a technology consulting firm and has served on the Boards of many other companies.  His experience with other Boards provides the Trustees with insight as to the manner in which matters are handled in other corporate settings, including the hiring and use of professionals such as counsel and audit firms.

Share Ownership in the Portfolio

Portfolio Shares Owned by Trustees as of December 31, 2012

Name of Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregated Dollar Range of Equity Securities in all Registered Investment Companies overseen by Trustee in the Trust
Mr. Caldwell	None	None
Mr. Weisz	None	None
Dr. Pariser	None	None
Mr. Szilagyi	None	None

Compensation of the Board of Trustees

Trustees who are not “interested persons” as that term is defined in the 1940 Act of the Portfolio, will be paid a quarterly retainer of $250.  The “interested persons” of the Trust receive no compensation from the Portfolio.

The following table describes the compensation estimated to be paid to the Trustees of the Trust for the Trust’s first full fiscal year ending December 31, 2013.  The Trust has no retirement or pension plans.

Name of Person, Position(s)	Aggregate Compensation from the Portfolio	Total Compensation from the Trust and the Fund Complex*
Jerry Szilagyi**	$ 0	$ 0
Tobias Caldwell	$ 1,000	$28,250
Tiberiu Weisz	$ 1,000	$25,250
Dr. Bert Pariser	$ 1,000	$25,250

* The ‘Fund Complex’ includes the Trust and Mutual Fund Series Trust, a registered open-end investment company.

**Mr. Szilagyi is compensated by MFund Services LLC for administrative support services and by the Portfolio’s Advisor.  Please see the “Transfer Agent, Fund Accounting and Administrator” section for more details.

PRINCIPAL SHAREHOLDERS

Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the advisory agreement with the advisor.  Persons owning 25% or more of the outstanding shares of the Fund (or a class of shares of the Fund) may be deemed to control the Fund (or class of the Fund). Below are the beneficial and/or record holders of 5% or more of the Fund.

Shareholders known by the Trust to own of record more than 5% of the outstanding shares of the Fund on April 10, 2013 and the percentage of the outstanding shares owned on that date are listed below.

Name and Address of Beneficial Owner	Number of Record and Beneficial (Shares)	Percent (%) of Class

Mutuals Advisors, Inc. 700 N. Pearl Street Suite 900 Dallas, TX 75201	10,000.00	86.24%*
Jefferson National Life Insurance 10350 Ormsby Park Place Suite 600 Louisville, KY 40223	1,595.52	13.76%

*Mutuals Advisors, Inc., the Fund’s investment advisor, may be deemed to control the Fund because holds more than 25% of the outstanding shares. MAI is incorporate in the State of Texas and is wholly owned by Mutual Capital Alliance, Inc, a Delaware corporation.

As of April 10, 2013, securities of the Fund owned by all officers and trustees, including beneficial ownership, as a group represented less than 1% of the outstanding shares of the Fund.

The shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

ADVISOR

MAI, located at 700 North Pearl Street, Suite 900, Dallas Texas 75201, is a Texas corporation that serves as the investment advisor to the Portfolio.  MAI is a SEC-registered investment advisor.  MAI is wholly-owned by Mutual Capital Alliance, Inc.

The Management Agreement provides that the advisor will provide the Portfolio with investment advice and supervision and will continuously furnish an investment program for the Portfolio consistent with the investment objectives and policies of the Portfolio. The advisor is responsible for the payment of the salaries and expenses of all of its personnel, office rent and the expenses of providing investment advisory and related clerical expenses.

Under the terms of the Management Agreement, the advisor manages the investment of the assets of the Portfolio in conformity with the investment objectives and policies of the Portfolio. It is the responsibility of the advisor to make investment decisions for the Portfolio and to provide continuous supervision of the investment portfolio of the Portfolio.

For its services under the Management Agreement, the advisor is paid a monthly management fee at the annual rate of 0.95% of the average daily net assets of the Portfolio.  The advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including brokerage costs, such as (a) interest and (b) dividends on securities sold short; taxes, costs of investing in underlying funds, 12b-1 distribution plan and extraordinary expenses) of securities purchased for the Portfolio and other expenses paid by the Portfolio as detailed in the Management Agreement. The advisor pays for all employees, office space and facilities required by it to provide services under the Management Agreement, except for specific items of expense referred to below.

Except for the expenses described above that have been assumed by the advisor, all expenses incurred in administration of the Portfolio will be charged to the Portfolio, including investment management fees; fees and expenses of the Board of Trustees; interest charges; taxes; brokerage commissions; expenses of valuing assets; expenses of continuing registration and qualification of the Portfolio and the shares under federal and state law; share issuance expenses; fees and disbursements of independent accountants and legal counsel; fees and expenses of custodians, including sub-custodians and securities depositories, transfer agents and shareholder account servicing organizations; expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to shareholders; expenses of shareholder meetings; costs of investing in underlying funds; and insurance premiums. The Portfolio is also liable for nonrecurring expenses, including litigation to which they may from time to time be a party. Expenses incurred for the operation of the Portfolio, including the expenses of communications with its shareholders, are paid by the Portfolio.

The advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 1.75% through April 30, 2014.  Each waiver or reimbursement by the advisor is subject to repayment by the Portfolio within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Portfolio is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees.

The Management Agreement with the Portfolio continues in effect for an initial two year term and then from year to year as long as its continuation is approved at least annually by the Board of Trustees, including a majority of the Trustees who are not “interested persons,” or by the shareholders of the Portfolio.  The Management Agreement may be terminated at any time upon 60 days’ written notice by the Portfolio or by a majority vote of the outstanding shares or 90 days’ written notice by the advisor and will terminate automatically upon assignment.

The Management Agreement provides that the advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the advisor in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

For the fiscal period ended December 31, 2012, after fee waivers, the Fund did not pay MAI any fees for MAI’s services.

Portfolio Manager

Gerald Sullivan serves as the portfolio manager of the Portfolio (the “Portfolio Manager”) and is responsible for the portfolio management of and investment research for the Portfolio.

Other Accounts Managed by Portfolio Manager

The following provides information regarding other accounts managed by Mr. Sullivan as of December 31, 2012:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$146MM	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager as of December 31, 2012.

Name of Portfolio Manager	Fund Name	Dollar Range of Equity Securities in the Funds
Gerald Sullivan	Vice Fund Portfolio	$0

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts.  More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

With respect to securities transactions for the Portfolio, the advisor determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction.  The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a Portfolio. Securities selected for funds or accounts other than the Portfolio may outperform the securities selected for the Portfolio.

•

The appearance of a conflict of interest may arise where the advisor has an incentive, such as a performance-based management fee. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Portfolio’s code of ethics will adequately address such conflicts.  One of the portfolio manager's numerous responsibilities is to assist in the sale of Portfolio shares.  Because the portfolio manager’s compensation is indirectly linked to the sale of Portfolio shares, he may have an incentive to devote time to marketing efforts designed to increase sales of Portfolio shares.

•

The Portfolio has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts.  Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The advisor and the Portfolio have adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

CODE OF ETHICS

MAI and the Portfolio have adopted codes of ethics under Rule 17j-1(c) of the 1940 Act.  The purpose of each code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Portfolio.  Such codes of ethics permit personnel covered by the codes to invest in securities that may be purchased by the Portfolio, subject to the restrictions of the code.  The codes are filed as exhibits to the Trust’s registration statement.

TRANSFER AGENT, FUND ACCOUNTING AGENT AND ADMINISTRATOR

Gemini Fund Services, LLC (the “Transfer Agent” or “Administrator”) provides the Portfolio with transfer agent, accounting, compliance and administrative services.  The Administrator is located at 80 Arkay Drive, Suite 110, Hauppauge, NY 11788.  The Administrator maintains the records of the shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Portfolio's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.  In addition, the Administrator provides the Portfolio with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services, administrative services, and compliance services.  For these services, each Portfolio pays the Administrator an annual asset-based fee of 0.13% of net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses. For the fiscal period ended December 31, 2012, the Portfolio paid the Administrator $18 for its services.

For compliance services, the Portfolio pays Northern Lights Compliance Services, LLC, an affiliate of the Administrator, $12,000 annually. For the fiscal period ended December 31, 2012, the Portfolio paid Northern Lights Compliance Services, LLC $1,700 for its services.

MFund Services LLC provides the Portfolio with various management and administrative services. For these services, the Portfolio pays an annual asset-based fee of 0.10% of net assets up to $50 million, subject to a minimum annual fee of $12,000, with lower fees at higher asset levels, plus reimbursement of out-of-pocket expenses. Jerry Szilagyi is the controlling member of MFund Services LLC, President of MAI and a Trustee of the Trust. For the fiscal period ended December 31, 2012, the Portfolio paid MFund Services LLC $613 for its services.

CUSTODIAN

U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, serves as the custodian of the Portfolio and has custody of all securities and cash of the Portfolio.  The custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Portfolio.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Portfolio’s independent registered public accounting firm is BBD, LLP.  Shareholders will receive annual financial statements, together with a report of independent accountants, and semiannual unaudited financial statements of the Portfolio.  The independent accountants will report on the Portfolio’s annual financial statements, review certain regulatory reports and the Portfolio’s income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Portfolio.

COUNSEL

Thompson Hine LLP, 312 Walnut Street, 14th Floor, Cincinnati, Ohio 45202, serves as counsel for the Trust and the independent Trustees.

DISTRIBUTION PLAN

Pursuant to a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) approved on October 5, 2012 by the Board of Trustees, the Portfolio is authorized to pay the participating insurance company and other intermediaries, compensation for distribution and shareholder services.  The Plan permits the Portfolio to pay compensation for account maintenance, shareholder services, distribution, sales and promotional activities at the annual rate of up to 0.50% of the average net assets of the Portfolio.  Such fees are to be paid by the Portfolio monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Portfolio’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The participating insurance company and other intermediaries shall use such fee, among other things, to pay interest and principal where such payments have been financed.

The Trust is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

The initial term of the Plan is one year and it will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan.  The Plan may be terminated at any time by the Trust or the Portfolio by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of the Portfolio. The Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Plan may not be amended to increase materially the amount paid by the Portfolio, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Portfolio (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan.  During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees.  The Trust will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Portfolio at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Portfolio; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

For the fiscal period ended December 31, 2012, the Fund paid $68 pursuant to the Plan.

The table below states the principal types of activities for which the Fund made payments under the Plan for the fiscal period ended December 31, 2012.

Advertising & Sales Literature	$0
Printing & Mailing of Prospectuses	$0
Compensation to Underwriters	$0
Compensation to Broker Dealers	$68
Compensation to Sales Personnel	$0
Interest, Carrying or other Financial Charges	$0
Compensation to the Advisor for Distribution-Related Expenses	$0
Other – Accrued and Unpaid	$0

PROXY VOTING POLICY

The Board of Trustees has adopted proxy voting procedures that delegate to MAI the authority to vote proxies, subject to the supervision of the Board of Trustees.  In addition, the Board of Trustees authorized MAI to retain a third party voting service to provide recommendations on proxy votes or vote proxies on the Portfolio’s behalf.  The Trust’s proxy voting procedures provide that, in the event of a conflict between the interests of MAI and the Portfolio with regard to a proxy vote, a majority of the Independent Trustees will be responsible for resolving the conflict.  MAI, subject to oversight by the Board of Trustees, seeks to ensure that all voting decisions, particularly those that may involve a potential conflict of interest with the Portfolio’s principal underwriter or any affiliated person of the Portfolio, are made consistent with MAI’s fiduciary duty to the Portfolio and its shareholders.

MAI votes proxies in a manner designed to maximize the value of the Portfolio’s investment.  MAI generally votes in accordance with management’s recommendations.  If MAI believes management is not acting on behalf of the best interests of the Fund and its shareholders, MAI will not vote with management.  When voting, the following factors are taken into consideration:

•

the period of time over which the voting shares of the Fund are expected to be held;

•

the size of the position;

•

the costs involved in the proxy proposal;

•

the existing governance documents of the affected company; and

•

the affected company’s management and operations.

The Board of Trustees has approved MAI’s proxy voting policies and will monitor the implementation of these policies to ensure that MAI’s voting decisions:

•

are consistent with MAI’s fiduciary duty to the Portfolio and its shareholders;

•

seek to maximize shareholder return and the value of Fund investments;

•

promote sound corporate governance; and

•

are consistent with the Portfolio’s investment objective and policies.

For investments made by the Portfolio in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), the Portfolio must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request by calling toll-free, 1-866-447-4228 and by accessing the SEC’s website at www.sec.gov.  The Portfolio will send a description of its proxy voting policies and procedures within three business days of receipt of a request.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities on a securities exchange are effected by brokers, and the Portfolio pays a brokerage commission for this service. In transactions on stock exchanges, these commissions are negotiated. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The advisor attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Portfolio on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Although commissions paid on every transaction will, in the judgment of the advisor, be reasonable in relation to the value of the brokerage services provided, under the Management Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the advisor may cause a Portfolio to pay a commission to broker-dealers who provide brokerage and research services to the advisor for effecting a securities transaction for a Portfolio. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the advisor determines in good faith that the greater commission is reasonable relative to the value of the brokerage and the research and investment information services provided by the executing broker-dealer viewed in terms of either a particular transaction or the advisor’s overall responsibilities to the Portfolio and to its other clients. Such research and investment information services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the clients of the advisor and not solely or necessarily for the benefit of the Portfolio. The advisor's investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the advisor as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fees that the Portfolio pays to the advisor will not be reduced as a consequence of the advisor's receipt of brokerage and research services.  To the extent the Portfolio's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Portfolio will exceed those that might otherwise be paid, by an amount, which cannot be presently determined. Such services would be useful and of value to the advisor in serving both the Portfolio and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the advisor in carrying out its obligations to the Portfolio.

Certain investments may be appropriate for the Portfolio and also for other clients advised by the advisor. Investment decisions for the Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. To the extent possible, Portfolio transactions are traded separately from trades of other clients advised by the advisor. Occasionally, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions with respect to the advisor will be allocated among the clients in a manner believed to be equitable to each. Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day.

The Portfolio has no obligation to deal with any broker or dealer in the execution of its transactions.  As the level of securities trading increases, the level of commissions paid by each Portfolio to the affiliates increases. Such transactions will be executed at competitive commission rates through the affiliated broker’s clearing broker. Because the affiliates receive compensation based on the amount of transactions completed, there could be an incentive on the part of the advisor to effect as many transactions as possible thereby maximizing the commissions it receives.

For the affiliated broker to effect any portfolio transactions for the Portfolio on an exchange, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time.  This standard would allow the affiliated broker to receive no more than the remuneration that would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction.

The Portfolio will not effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to Portfolio shareholders, and the commissions will be paid solely for the execution of trades and not for any other services.  The Management Agreements provide that affiliates of affiliates of the advisor may receive brokerage commissions in connection with effecting such transactions for the Portfolio.  In determining the commissions to be paid to an affiliated broker, it is the policy of the Trust that such commissions will, in the judgment of the Trust’s Board of Trustees, be (a) at least as favorable to a Portfolio as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to a Portfolio as commissions contemporaneously charged by the affiliated broker on comparable transactions for its most favored unaffiliated customers, except for customers of the affiliated broker considered by a majority of the Trust’s disinterested Trustees not to be comparable to the Portfolio.  The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by an affiliated broker to a Portfolio and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

The Agreement does not provide for a reduction of the advisor’s fee by the amount of any profits earned by an affiliated broker from brokerage commissions generated from portfolio transactions of the Portfolio.  While other brokerage business may be given from time to time to other firms, the affiliated brokers will not receive reciprocal brokerage business as a result of the brokerage business placed by the Portfolio with others.

The Portfolio will not acquire portfolio securities issued by, or enter into repurchase agreements or reverse repurchase agreements with, the advisor or its affiliates.

PURCHASE AND REDEMPTION OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading "How Shares are Priced," the net asset value ("NAV") of the Portfolio's shares is determined by dividing the total value of the Portfolio's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Portfolio.

Generally, securities are valued each day at the last quoted sales price on each security's principal exchange.  Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options; futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Portfolio shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolio normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Portfolio in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Redemption of Shares

The Portfolio will redeem all or any portion of a shareholder's shares of the Portfolio when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times when:

(a)  the NYSE is closed, other than customary weekend and holiday closings;

(b)  trading on that exchange is restricted for any reason;

(c)  an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably   practicable for the Portfolio fairly to determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)  the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

TAX INFORMATION

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in the Portfolio.

The Portfolio has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Portfolio should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Portfolio will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Portfolio. Capital losses incurred in tax years beginning December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss.  Under previously enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.  Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

The Portfolio intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain, if any, will be made annually, and no later than December 31 of each year. Both types of distributions will be in shares of the Portfolio unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Portfolio must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Portfolio fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Portfolio would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Portfolio generally would not be liable for income tax on the Portfolio’s net investment income or net realized capital gains in their individual capacities.

The Portfolio is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Portfolio’s ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Portfolio during the preceding calendar year. Under ordinary circumstances, the Portfolio expect to time its distributions so as to avoid liability for this tax.

For a discussion of the tax consequences to holders of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable life or variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner.  Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax.  Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax.    Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

Additional Diversification Requirement

In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable life or variable annuity contracts held in the Portfolio. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of the variable life or variable annuity contract as such would result in immediate imposition of federal income tax on variable life or variable annuity contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

The Portfolio intends to comply, and continue to comply, with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts.  This requirement place certain limitations on the assets of each insurance company separate account, and, because section 817(h) and those regulations treat the assets of a Portfolio as assets of the related separate account, of the Portfolio, that may be invested in securities of a single issuer.  Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. Government Securities and securities of other registered investment companies.  Failure of a Portfolio to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by a Portfolio for the purpose of meeting the diversification test if the Portfolio meets certain requirements.  The Portfolio will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of the Portfolio’s assets. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

The above discussion of the federal income tax treatment of the Portfolio assumes that all the insurance company accounts holding shares of the Portfolio are either segregated asset accounts underlying variable contracts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code.  Additional tax consequences may apply to holders of variable contracts investing in the Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Under Treasury regulations, if a shareholder realizes a loss on a disposition of Portfolio shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (such as an insurance company holding the separate accounts referenced in this SAI), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.  Direct shareholders of Portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as the separate accounts that owns shares of the Portfolio, are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not reduce the taxable income of the insurance company holding the separate accounts. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INVESTMENTS IN FOREIGN SECURITIES

A Portfolio may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce the Portfolio's income dividends paid to you.

Pass-Through of Foreign Tax Credits .. A Portfolio may be subject to certain taxes imposed by the countries in which it invests or operates.  If a Portfolio qualifies as a regulated investment company and if more than 50% of the value of the Portfolio’s total assets at the close of any taxable year consists of stocks or securities of foreign corporations, that Portfolio may elect, for U.S. federal income tax purposes, to treat any foreign taxes paid by the Portfolio that qualify as income or similar taxes under U.S. income tax principles as having been paid by the Portfolio’s shareholders.  It is not likely that the Portfolio will be able to do so.  For any year for which a Portfolio makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Portfolio and the shareholders will be entitled, subject to certain limitations, to credit their portions of these amounts against their U.S. federal income tax liability, if any, or to deduct their portions from their U.S. taxable income, if any.  No deduction for foreign taxes may be claimed by individuals who do not itemize deductions.  In any year in which it elects to “pass through” foreign taxes to shareholders, the Portfolio will notify shareholders within 60 days after the close of the Portfolio’s taxable year of the amount of such taxes and the sources of its income.  Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “ qualified dividend income ..”

Effect of Foreign Debt Investments and Hedging on Distributions .. Under the Code, gains or losses attributable to fluctuations in exchange rates , which occur between the time a Portfolio accrues receivables or liabilities denominated in a foreign currency, and the time the Portfolio actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Portfolio's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Portfolio's ordinary income distributions to you, and may cause some or all of the Portfolio's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Portfolio. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC securities .. A Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs ). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Portfolio intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described above) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold the securities. You should also be aware that distributions from a PFIC are not eligible for the reduced rate of tax on “qualified dividend income.”

FOREIGN SHAREHOLDERS

The United States imposes a withholding tax (at a 30% or lower treaty rate) on all Portfolio dividends of ordinary income. Capital gain dividends paid by a Portfolio from its net long-term capital gains and exempt-interest dividends are generally exempt from this withholding tax.  The American Jobs Creation Act of 2004 (2004 Tax Act) amends these withholding tax provisions to exempt most dividends paid by a Portfolio from short-term capital gains and U.S. source interest income to the extent such gains and income would be exempt if earned directly by the non-U.S. investor. Under 2004 Tax Act, ordinary dividends designated as short-term capital gain dividends and interest-related dividends designated as a payment out of qualified interest income will generally not be subject to a U.S. withholding tax, provided you certify you are a non-U.S. investor.  These exemptions from withholding are effective for distributions of income earned by a Portfolio in its fiscal years beginning after December 31, 2004 and ending before January 1, 2008.

The 2004 Tax Act also provides a partial exemption from U.S. estate tax for shares in a Portfolio held by the estate of a non-U.S. decedent. The amount treated as exempt is based on the proportion of assets in the Portfolio at the end of the quarter immediately preceding the decedent’s death that would be exempt if held directly by the non-U.S. investor.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

FINANCIAL STATEMENTS

The financial statements of the Portfolio and the independent registered public accounting firm's report appearing in the Annual Report for the fiscal year ended December 31, 2012 are incorporated herein by reference. You can obtain a copy of the financial statements contained in the Annual Report without charge by calling the Portfolio at 1-866-447-4228.

Appendix A—Description of Commercial Paper and Bond Ratings

Description of Moody’s Investors Service, Inc. (“Moody’s”), Short-Term Debt Ratings

Prime-1.  Issuers (or supporting institutions) rated Prime-1 (“P-1”) have a superior ability for repayment of senior short-term debt obligations.  P-1 repayment ability will often be evidenced by many of the following characteristics:  leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2.  Issuers (or supporting institutions) rated Prime-2 (“P-2”) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

Description of Standard & Poor’s Ratings Group (“Standard & Poor’s”), Commercial Paper Ratings

A.  Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.  Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.  A-1.  This designation indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.  A-2.  Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high for issues designated A-1.

Description of Moody’s Long-Term Debt Ratings

Aaa.  Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa.  Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds, because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities; A.  Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future; Baa.  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba.  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class; B.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa.  Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca.  Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings; C.  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:  Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporate Debt Ratings

AAA.  Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong; AA.  Debt Rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree; A.  Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB.  Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B, CCC, CC, C.  Debt Rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions; BB.  Debt rated BB has less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure of adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating; B.  Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating; CCC.  Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC.  The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating; C.  The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued; CI.  The rating CI is reserved for income bonds on which no interest is being paid; D.  Debt rated D is in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Appendix B – Proxy Voting Procedures

Mutuals Advisors Inc.

Proxy Voting Policy and Procedures

If an adviser exercises voting authority with respect to client securities, Advisers Act Rule 206(4)-6 requires the adviser to adopt and implement written policies and procedures reasonably designed to ensure that client securities are voted in the best interest of the client.  This is consistent with legal interpretations which hold that an adviser’s fiduciary duty includes handling the voting of proxies on securities held in client accounts over which the adviser exercises investment or voting discretion, in a manner consistent with the best interest of the client.

Absent unusual circumstances, MAI exercises voting authority with respect to securities held in client accounts pursuant to provisions in its advisory agreements. Accordingly, MAI has adopted these policies and procedures with the aim of meeting the following requirements of Rule 206(4)-6:

•

ensuring that proxies are voted in the best interest of clients;

•

addressing material conflicts that may arise between MAI’s interests and those of its clients in the voting of proxies;

•

disclosing to clients how they may obtain information on how MAI voted proxies with respect to the client’s securities;

•

describing to clients MAI’s proxy voting policies and procedures and, upon request, furnishing a copy of the policies and procedures to the requesting client.

Engagement of RiskMetrics Group

With the aim of ensuring that proxies are voted in the best interest of MAI clients, MAI has engaged RiskMetrics Group (“RiskMetrics”), formerly known as Institutional Shareholder Services, as its independent proxy voting service to provide MAI with proxy voting recommendations, as well as to handle the administrative mechanics of proxy voting. MAI has directed RiskMetrics to utilize its Proxy Voting Guidelines in making recommendations to vote, as those guidelines may be amended from time to time.

Conflicts of Interest in Proxy Voting

There may be instances where MAI’s interests conflict, or appear to conflict, with client interests in the voting of proxies. For example, MAI may provide services to, or have an investor who is a senior member of, a company whose management is soliciting proxies. There may be a concern that MAI would vote in favor of management because of its relationship with the company or a senior officer. Or, for example, MAI (or its senior executive officers) may have business or personal relationships with corporate directors or candidates for directorship.

MAI addresses these conflicts or appearances of conflicts by ensuring that proxies are voted in accordance with the recommendations made by RiskMetrics, an independent third party proxy voting service. As previously noted, in most cases, proxies will be voted in accordance with RiskMetrics’s own pre-existing proxy voting guidelines.

Disclosure on How Proxies Were Voted

MAI will disclose to clients in its Form ADV how clients can obtain information on how their proxies were voted, by contacting MAI at its office in Dallas, TX. MAI will also disclose in the ADV a summary of these proxy voting policies and procedures and that upon request, clients will be furnished a full copy of these policies and procedures.

It is the responsibility of the CCO to ensure that any requests made by clients for proxy voting information are responded to in a timely fashion and that a record of requests and responses are maintained in MAI’s books and records.

Proxy Materials

MAI personnel will instruct custodians to forward to RiskMetrics all proxy materials received on securities held in MAI client accounts.

Limitations

In certain circumstances, where MAI has determined that it is consistent with the client’s best interest, MAI will not take steps to ensure that proxies are voted on securities in the client’s account. The following are circumstances where this may occur:

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*Limited Value:  Proxies will not be required to be voted on securities in a client’s account if the value of the client’s economic interest in the securities is indeterminable or insignificant (less than $1,000). Proxies will also not be required to be voted for any securities that are no longer held by the client’s account.

•

*Securities Lending Program:  When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. In most cases, MAI will not take steps to see that loaned securities are voted. However, where MAI determines that a proxy vote, or other shareholder action, is materially important to the client’s account, MAI will make a good faith effort to recall the security for purposes of voting, understanding that in certain cases, the attempt to recall the security may not be effective in time for voting deadlines to be met.

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*Unjustifiable Costs:  In certain circumstances, after doing a cost-benefit analysis, MAI may choose not to vote where the cost of voting a client’s proxy would exceed any anticipated benefits to the client of the proxy proposal.

Oversight of Policy

The CCO is responsible for overseeing these proxy voting policies and procedures. In addition, the CCO will review these policies and procedures not less than annually with a view to determining whether their implementation has been effective and that they are operating as intended and in such a fashion as to maintain MAI’s compliance with all applicable requirements.

Recordkeeping on Proxies

It is the responsibility of MAI’s CCO to ensure that the following proxy voting records are maintained:

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a copy of MAI’s proxy voting policies and procedures;

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a copy of all proxy statements received on securities in client accounts (MAI may rely on RiskMetrics or the SEC’s EDGAR system to satisfy this requirement);

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a record of each vote cast on behalf of a client (MAI relies on RiskMetrics to satisfy this requirement);

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a copy of any document prepared by MAI that was material to making a voting decision or that memorializes the basis for that decision;

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a copy of each written client request for information on how proxies were voted on the client’s behalf or for a copy of MAI’s proxy voting policies and procedures, and

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a copy of any written response to any client request for information on how proxies were voted on their behalf or furnishing a copy of MAI’s proxy voting policies and procedures.

The CCO will see that these books and records are made and maintained in accordance with the requirements and time periods provided in Rule 204-2 of the Advisers Act.

For any registered investment companies advised by MAI, votes made on its behalf will be stored electronically or otherwise recorded so that they are available for preparation of the Form N-PX, Annual Report of Proxy Voting Record of Registered Management Investment Company.

PART C

OTHER INFORMATION

Item 28.  Financial Statements and Exhibits.

(a)  Declaration of Trust.

(i)

Registrant’s Agreement and Declaration of Trust which was filed as an exhibit to the Registrant’s Registration Statement on December 30, 2010, is hereby incorporated by reference.

(ii)

Amendment No. 1 to the Agreement and Declaration of Trust, which was filed as an exhibit to the Registrant’s Registration Statement on October 16, 2012, is hereby incorporated by reference.

(b) By-Laws. Registrant's By-Laws which were filed as an exhibit to the Registrant’s Registration Statement on December 30, 2010, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder.  None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i) Investment Advisory Agreement with Mutuals Advisors, Inc. for the Vice Fund Portfolio, which was filed as an exhibit to the Registrant’s Registration Statement on October 16, 2012, is hereby incorporated by reference.

(ii) Expense Limitation Agreement with Mutuals Advisors, Inc. for the Vice Fund Portfolio, which was filed as an exhibit to the Registrant’s Registration Statement on October 16, 2012, is hereby incorporated by reference.

(e) Underwriting Contracts. None.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement. Custody Agreement, which was filed as an exhibit to the Registrant’s Registration Statement on October 16, 2012, is hereby incorporated by reference.

(h) Other Material Contracts.

(i)     Form of Fund Services Agreement with Gemini Fund Services, LLC, which was filed as an exhibit to the Registrant’s Registration Statement on October 16, 2012, is hereby incorporated by reference.

(ii)    Management Services Agreement with MFund Services LLC, which was filed as an exhibit to the Registrant’s Registration Statement on October 16, 2012, is hereby incorporated by reference.

(iii)  Form of Compliance Services Agreement with Northern Lights Compliance Services, which was filed as an exhibit to the Registrant’s Registration Statement on October 16, 2012, is hereby incorporated by reference.

(i) Legal Opinion.

(i) Legal Opinion of Thompson Hine LLP which was filed as an exhibit to the Registrant’s Registration Statement on October 16, 2012, is hereby incorporated by reference.

(ii) Consent of Thompson Hine LLP is filed herewith.

(j) Other Opinions. Consent of Independent Registered Public Accounting Firm is filed herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements.  Subscription Agreement between the Trust and the Initial Investor, which was filed as an exhibit to the Registrant’s Registration Statement on October 16, 2012, is hereby incorporated by reference.

(m) Rule 12b-1 Plans. Rule 12b-1 Plan, which was filed as an exhibit to the Registrant’s Registration Statement on October 16, 2012, is hereby incorporated by reference.

(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Code of Ethics.

(i) Code of Ethics for Variable Insurance Trust, which was filed as an exhibit to the Registrant’s Registration Statement on October 16, 2012, is hereby incorporated by reference.

(ii) Code of Ethics for Mutuals Advisors, Inc., which was filed as an exhibit to the Registrant’s Registration Statement on October 16, 2012, is hereby incorporated by reference.

(q) Powers of Attorney.

(i) Powers of Attorney of Dr. Bert Pariser, Trustee of the Trust, Tiberiu Weisz, Trustee of the Trust, and Tobias Caldwell, Trustee of the Trust, which was filed as a exhibit to the Registrant’s Registration Statement filed on August 3, 2012, are hereby incorporated by reference.

(ii) Power of Attorney of Jerry Szilagyi, President/Principal Executive Officer and Trustee of the Trust, which was filed as an exhibit to the Registrant’s Registration Statement on October 16, 2012, is hereby incorporated by reference.

(iii) Power of Attorney of Erik Naviloff, Treasurer/Principal Financial Officer, which was filed as an exhibit to the Registrant’s Registration Statement on October 16, 2012, is hereby incorporated by reference.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Adviser.

Mutuals Advisors, Inc. (the “Advisor”) serves as the investment adviser for the Vice Fund Portfolio. The Advisor is a registered investment adviser. The business and other connections of the Advisor, as well as the names and titles of the executive officers and directors of the Advisor, are further described in the Advisor’s Uniform Application for Investment Adviser Registration (“Form ADV”) as filed with the SEC on September 30, 2011.

Item 32. Principal Underwriter.  None.

Item 33. Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant, and by the Registrant’s transfer agent, Gemini Fund Services LLC, 17605 Wright Street, Omaha, Nebraska 68130.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None.

SIGNATURES

Pursuant to the requirements of the Securities Act and Investment Company Act, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the  City of Columbus, State of Ohio, on the 30th day of April, 2013.

Variable Insurance Trust

By:

/s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Jerry Szilagyi*	Trustee, President (Principal Executive Officer)	April 30, 2013
Tobias Caldwell*	Trustee	April 30, 2013
Tiberiu Weisz*	Trustee	April 30, 2013
Dr. Bert Pariser*	Trustee	April 30, 2013

Erik Naviloff *	Treasurer (Principal Financial Officer)	April 30, 2013

*By:

/s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Index

Exhibit

(i)

Consent of Thompson Hine LLP.

(j)

Consent of Independent Registered Public Accounting Firm.